Income tax expense - Taxation on the Group's profit/(loss) before income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of tax rates
(Loss)/profit before income tax	¥ (259,492)	¥ 152,364	¥ (233,972)
Calculated at a taxation rate of 25%	(64,873)	38,091	(58,493)
Expenses not tax deductible	42,824	25,920	79,114
Income not subject to tax	(1,165)	(50,693)	(1,716)
Utilisation of previously unrecognised tax losses	(428)		(65)
Recognition of previously unrecognised temporary difference	(520)	384
Tax losses not recognised	13,034	2,369
Difference in overseas tax rates	351	(124)	(364)
Under-provision in respect of prior years			32
Over-provision in respect of prior years	(1,810)	(1,727)
Effect of preferential tax rates		(184)
Income tax expense/(credit)	¥ (12,587)	¥ 14,036	¥ 18,508
Applicable tax rate	25.00%	25.00%	25.00%